Schedule of Black-Scholes Option Pricing Model Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Risk-free interest	3.86%	4.57%
Dividend yields
Minimum [Member]
Property, Plant and Equipment [Line Items]
Volatility	39.57%	45.09%
Expected option term ( years)	5 years	5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Volatility	45.07%	45.81%
Expected option term ( years)	6 years 7 months 24 days	6 years 1 month 13 days